Property and Equipment, Net (Details) - Schedule of property and equipment, net consisted - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 99,997		$ 97,163		$ 70,769
Less: Accumulated depreciation	(9,550)	[1]	(7,086)	[2]	(4,382)	[2]
Property and equipment, net	90,447		90,077		66,387
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,513	[3]	12,513	[4]		[4]
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	70,548	[5]	55,289	[6]	776	[6]
Laboratory and production equipment Member
Property, Plant and Equipment [Line Items]
Property and equipment	7,774		5,884		4,865
Machinery, equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,978		3,704		3,991
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,184		$ 19,773		$ 61,137

[1]	Includes $5,258 and $2,624 at March 31, 2021 and December 31, 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 9).
[2]	Includes $2,624 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).
[3]	Includes $12,513 at March 31, 2021 and December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 9).
[4]	Includes $12,513 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).
[5]	Includes $70,026 and $55,273 at March 31, 2021 and December 31, 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 9).
[6]	Includes $55,273 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).